Other operating income	12 Months Ended
Dec. 31, 2022
Other operating income.
Other operating income

20 .	Other operating income
Other operating income consists of government grants, claims income and other miscellaneous income. Government grants related to depreciable assets are recognized in statement of income over the periods in which depreciation expense on those assets is recognized, corresponding to the useful lives of the assets. Claims income represents settlements received from insurance claims against suppliers who breached the contractual terms.
Other operating income is comprised of:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Government grants	395,042	503,685	451,664
Claims income	141,408	175,499	202,649
Others	171,405	245,395	70,519

Total other operating income	707,855	924,579	724,832